COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

The Company does not have any off-balance sheet transactions.

Contractual Obligations

The following illustrates the Company’s contractual obligations as of March 31, 2016 and the respective future commitments related to same:

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2016	December 2017	December 2018	December 2019	December 2020	Thereafter
Long-Term Debt Obligations	$250,000	$—	$—	250,000	$—	$—	$—
Current Convertible Debt Obligations	$611,428	$611,428	$—	—	$—	$—	$—
Current Debt Obligations	$1,254,648	$1,254,648	$—	—	$—	$—	$—
Capital Leases	$143,558	$35,607	$47,996	34,886	$17,287	$7,782	$—
Operating Lease Obligations	$14,845,173	$1,506,638	$2,061,836	2,036,119	$1,725,979	$1,644,042	$5,870,559
Total	$17,104,807	$3,408,321	$2,109,832	2,321,005	$1,743,266	$1,651,824	$5,870,559

Property Lease Obligations. The Company has entered into various operating lease agreements with terms ranging from 5 to 10 years that expire between May 2016 and June 2025. In almost all cases the rent agreements provide for annual rent escalations and abatements. In accordance with ASC 840, the Company has recorded all of the leases on a straight-line basis over the respective lease term. The difference between the rent recorded under ASC 840 and actual lease payments is reflected as deferred rent in the accompanying financial statements. The Company has recorded deferred rent of $1,408,841 as of March 31, 2016 and rent expense of $628,902 and $652,100 for the three months ended March 31, 2016 and 2015, respectively.

The remaining aggregate lease payments under the operating leases for the Company’s facilities as of March 31, 2016 are as follows:

2016	$1,506,638
2017	2,061,836
2018	2,036,119
2019	1,725,979
2020	1,644,042
Thereafter	5,870,559
$14,845,173

The Company does not have any off-balance sheet transactions.

Contractual Obligations

The following illustrates the Company’s contractual obligations as of December 31, 2015 and the respective future commitments related to same:

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2016	December 2017	December 2018	December 2019	December 2020	Thereafter
Long-Term Debt Obligations	$250,000	$—	$—	250,000	$—	$—	$—
Current Debt Obligations	$703,914	$703,914	$—	—	$—	$—	$—
Capital Leases	$154,997	$47,046	$47,996	34,886	$17,287	$7,782	$—
Operating Lease Obligations	$16,222,372	$2,145,105	$2,160,884	2,137,230	$1,837,408	$1,755,471	$6,186,274
Total	$17,331,283	$2,896,065	$2,208,880	2,422,116	$1,854,695	$1,763,253	$6,186,274

Property Lease Obligations. The Company has entered into various operating lease agreements with terms ranging from 5 to 10 years that expire between March 2016 and June 2025. In almost all cases the rent agreements provide for annual rent escalations and abatements. In accordance with ASC 840, the Company has recorded all of the leases on a straight-line basis over the respective lease term. The difference between the rent recorded under ASC 840 and actual lease payments is reflected as deferred rent in the accompanying financial statements. The Company has recorded deferred rent of $1,489,536 as of December 31, 2015 and rent expense of $2,996,529 and $1,742,232 for the years ended December 31, 2015 and 2014, respectively.

The remaining aggregate lease payments under the operating leases for the Company’s facilities as of December 31, 2015 are as follows:

2016	$2,145,105
2017	2,160,884
2018	2,137,230
2019	1,837,408
2020	1,755,471
Thereafter	6,186,274
$16,222,283